Carillon Reams Core Plus Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 32.4%	Par		Value
U.S. Treasury Bonds
2.38%, 02/15/2042		$16,705,000	$12,173,116
4.63%, 11/15/2045		126,531,000	122,043,104
4.25%, 08/15/2054		113,316,000	101,488,643
4.75%, 08/15/2055		39,285,000	38,284,460
4.75%, 02/15/2056		93,115,000	90,816,223
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055		15,182,948	14,108,720
U.S. Treasury Notes
3.88%, 08/31/2032		118,615,000	117,127,679
3.88%, 08/15/2034		56,082,000	54,655,852
4.25%, 08/15/2035		140,784,000	140,256,060
TOTAL U.S. TREASURY SECURITIES (Cost $709,429,030)			690,953,857

CORPORATE BONDS - 21.7%	Par		Value
Airlines - 1.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,598,418	1,619,098
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		7,184,189	7,185,148
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029		1,562,439	1,510,188
Series 2019-1, Class AA, 3.15%, 02/15/2032		2,003,040	1,865,203
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)		1,193,000	1,128,318
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		582,680	534,414
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		7,171,060	6,934,442
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027		1,908,483	1,870,498
Series 2016-2, Class AA, 2.88%, 10/07/2028		1,222,494	1,179,225
Series 2018-1, Class AA, 3.50%, 09/01/2031		3,287,678	3,193,818
Series 2019-1, Class AA, 4.15%, 08/25/2031		1,008,702	986,649
			28,007,001

Auto Manufacturers - 2.1%
American Honda Finance Corp., 5.20%, 03/05/2035		5,310,000	5,209,207
Ford Motor Credit Co. LLC, 5.42%, 04/09/2031		6,235,000	6,122,958
General Motors Financial Co., Inc., 6.00%, 01/09/2028		16,995,000	17,375,286
Toyota Motor Credit Corp., 4.80%, 05/15/2030		4,495,000	4,544,615
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)		8,180,000	8,247,647
3.75%, 05/13/2030 (a)		4,055,000	3,868,180
			45,367,893

Banks - 6.2%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		9,825,000	9,901,546
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		14,728,000	15,019,329
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030		5,330,000	5,311,507
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033		9,025,000	8,984,142
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,730,000	2,767,964
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036		12,005,000	12,041,571
HSBC Holdings PLC, 4.95%, 03/31/2030		6,135,000	6,206,747
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028		3,355,000	3,354,289
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		9,350,000	9,356,452
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		14,730,000	15,076,724
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030		8,400,000	8,419,672
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033		4,645,000	4,912,654
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030		9,805,000	10,041,317
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		11,440,000	11,341,165
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		9,880,000	9,836,304
			132,571,383

Capital Markets - 2.2%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		14,730,000	15,017,600
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		5,365,000	5,376,990
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034		4,940,000	4,952,631
The Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		14,730,000	14,972,837
UBS Group AG
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (a)(b)		1,210,000	1,150,867
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034 (a)		4,655,000	4,856,644
			46,327,569

Consumer Finance - 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028		6,420,000	6,475,258

Containers & Packaging - 0.2%
Sonoco Products Co., 3.13%, 05/01/2030		5,500,000	5,170,131

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035		6,125,000	6,132,553

Electric - 4.5%
Appalachian Power Co., 2.70%, 04/01/2031		8,115,000	7,380,252
DTE Electric Co., 5.20%, 04/01/2033		7,735,000	7,918,915
Duke Energy Florida LLC
5.88%, 11/15/2033		2,400,000	2,548,057
5.65%, 04/01/2040		6,046,000	6,145,267
Duke Energy Indiana LLC, 5.25%, 03/01/2034		4,530,000	4,639,141
Duke Energy Progress LLC, 5.25%, 03/15/2033		8,400,000	8,646,883
Entergy Arkansas LLC
5.30%, 09/15/2033		6,130,000	6,285,416
5.45%, 06/01/2034		5,455,000	5,611,750
3.35%, 06/15/2052		5,930,000	3,932,531
Entergy Louisiana LLC, 5.35%, 03/15/2034		5,700,000	5,859,730
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)		6,805,000	7,033,297
MidAmerican Energy Co., 5.35%, 01/15/2034		3,940,000	4,044,958
Monongahela Power Co., 5.85%, 02/15/2034 (a)		5,520,000	5,795,936
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		9,755,000	10,053,844
San Diego Gas & Electric Co., 5.40%, 04/15/2035		6,605,000	6,716,944
Wisconsin Public Service Corp., 2.85%, 12/01/2051		3,980,000	2,428,784
			95,041,705

Electric Utilities - 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030		8,270,000	7,962,241
Union Electric Co., 5.20%, 04/01/2034		6,565,000	6,669,216
Virginia Electric and Power Co., 5.15%, 03/15/2035		6,965,000	6,951,133
Wisconsin Power and Light Co.
1.95%, 09/16/2031		4,850,000	4,207,433
3.95%, 09/01/2032		7,150,000	6,812,987
4.95%, 04/01/2033		5,725,000	5,744,760
			38,347,770

Ground Transportation - 0.3%
Union Pacific Corp., 5.10%, 02/20/2035		5,390,000	5,485,672

Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp., 4.95%, 03/03/2035		5,375,000	5,346,868

Insurance - 0.4%
MetLife, Inc., 5.38%, 07/15/2033		9,195,000	9,485,695

Multi-Utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030		4,840,000	4,621,181

Oil & Gas - 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034		11,120,000	11,348,437

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		8,130,000	7,974,918

Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/2032		6,175,000	5,418,504

Transportation - 0.4%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		8,715,000	8,872,729
TOTAL CORPORATE BONDS (Cost $462,853,196)			461,995,267

ASSET-BACKED SECURITIES - 19.9%	Par		Value
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)		3,635,000	3,575,800
Series 2021-SFR4, Class A, 2.12%, 12/17/2038 (a)		2,381,443	2,342,936
Series 2022-SFR3, Class A, 4.00%, 10/17/2039 (a)		2,385,000	2,361,054
Series 2023-SFR1, Class A, 4.00%, 04/17/2040 (a)		3,155,000	3,109,494
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)		945,000	929,496
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)(c)		2,080,000	2,044,162
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)		1,620,000	1,581,258
Series 2025-SFR1, Class A, 3.66%, 06/17/2042 (a)		3,730,000	3,551,722
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)		2,380,000	2,327,393
Series 2026-SFR1, Class A, 3.78%, 04/17/2031		3,625,000	3,403,699
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)		13,900,000	13,812,993
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)		2,705,000	2,755,784
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)		1,960,000	2,003,058
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)		2,135,000	2,170,349
Series 2025-1A, Class A, 4.80%, 08/20/2029 (a)		5,545,000	5,583,416
Series 2025-2A, Class A, 5.12%, 08/20/2031 (a)		12,180,000	12,345,281
Series 2025-4A, Class A, 4.40%, 02/20/2032 (a)		19,365,000	19,095,265
Series 2026-1A, Class A, 4.28%, 08/20/2030 (a)		6,625,000	6,567,670
Series 2026-2A, Class A, 4.60%, 08/20/2032 (a)		6,920,000	6,832,564
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028		864,308	868,699
Series 2025-A, Class A2B, 3.96% (30 day avg SOFR US + 0.30%), 10/25/2027		4,181,397	4,181,390
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)		9,130,886	8,714,876
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A2A, 4.61%, 10/15/2027		386,473	386,620
Series 2024-1, Class A2B, 3.99% (30 day avg SOFR US + 0.32%), 10/15/2027		352,148	352,144
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028		5,195,468	5,202,030
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		9,187,229	9,086,041
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)		1,136,355	1,120,226
Series 2021-SFR3, Class A, 2.14%, 12/17/2038 (a)		723,058	711,427
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		1,271,134	1,267,833
Ford Credit Auto Owner Trust
Series 2024-C, Class A2B, 4.07% (30 day avg SOFR US + 0.40%), 08/15/2027		844,927	845,072
Series 2024-D, Class A2A, 4.59%, 10/15/2027		790,683	791,472
Series 2024-D, Class A2B, 3.99% (30 day avg SOFR US + 0.32%), 10/15/2027		913,294	913,325
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038 (a)		2,005,000	1,973,814
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A2B, 4.00% (30 day avg SOFR US + 0.33%), 01/18/2028		3,410,741	3,410,840
Series 2025-2, Class A2A, 4.40%, 02/16/2028		1,472,178	1,473,835
Series 2025-3, Class A2A, 4.32%, 06/16/2028		3,213,827	3,219,564
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		11,545,000	11,630,736
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)		9,615,000	9,688,219
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)		13,205,000	13,343,296
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)		8,700,000	8,873,455
Series 2025-5A, Class A, 4.62%, 05/25/2030 (a)		4,380,000	4,366,824
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)		15,255,000	15,041,659
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		3,070,690	3,013,151
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		2,334,518	2,192,199
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028		2,096,036	2,110,058
Series 2025-2, Class A2A, 4.30%, 01/18/2028		2,880,928	2,883,052
Series 2025-3, Class A2B, 4.02% (30 day avg SOFR US + 0.35%), 03/21/2028		8,229,145	8,229,224
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027		90,178	90,209
Series 2024-B, Class A2B, 4.04% (30 day avg SOFR US + 0.37%), 06/15/2027		78,649	78,651
Series 2025-A, Class A2A, 4.33%, 12/15/2027		3,847,765	3,850,146
Series 2025-A, Class A2B, 4.01% (30 day avg SOFR US + 0.34%), 12/15/2027		4,674,148	4,674,871
Series 2025-C, Class A2A, 3.97%, 07/17/2028		20,995,000	20,982,747
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		5,446,343	5,305,687
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A2B, 3.99% (30 day avg SOFR US + 0.32%), 02/15/2028		3,834,720	3,834,782
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A2B, 4.05% (30 day avg SOFR US + 0.38%), 06/15/2027		1,005,225	1,005,276
Series 2025-A, Class A2A, 4.50%, 02/15/2028		12,371,661	12,395,548
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)		4,764,980	4,743,280
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)		2,547,280	2,524,704
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)		2,474,781	2,316,056
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		7,507,043	7,393,936
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)		1,517,873	1,424,082
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)		8,959,052	8,808,804
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (a)		962,773	951,228
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (a)		12,831,087	12,171,001
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)		1,196,657	1,129,838
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (a)		3,129,080	2,978,338
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)		4,135,000	3,909,554
Series 2025-SFR4, Class A, 4.30%, 08/17/2042 (a)		5,840,000	5,699,959
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)		8,740,966	8,362,864
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)		12,645,000	12,202,946
Series 2026-SFR1, Class A, 3.85%, 02/17/2043 (a)		4,385,000	4,179,642
STAR Trust
Series 2022-SFR3, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)		9,561,257	9,537,354
Series 2025-SFR5, Class A, 5.12% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)		4,264,372	4,264,086
Series 2026-SFR7, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 05/17/2043 (a)		6,175,000	6,177,729
Toyota Auto Receivables Owner Trust
Series 2025-B, Class A2A, 4.46%, 03/15/2028		2,438,415	2,440,861
Series 2025-C, Class A2A, 4.29%, 06/15/2028		8,705,179	8,711,032
Series 2025-C, Class A2B, 3.97% (30 day avg SOFR US + 0.30%), 06/15/2028		9,035,051	9,029,840
Tricon American Homes Trust, Series 2020-SFR1, Class A, 1.50%, 07/17/2038 (a)		2,159,967	2,140,151
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 07/17/2038 (a)		3,529,410	3,500,096
Series 2023-SFR1, Class A, 5.10%, 07/17/2040 (a)		2,205,833	2,196,133
Series 2025-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)		7,366,044	7,352,233
Series 2025-SFR2, Class A, 5.20%, 08/17/2044 (a)		5,747,683	5,727,328
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028 (a)		2,176,062	2,178,826
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028		2,455,016	2,457,883
Series 2025-C, Class A2A, 4.19%, 10/16/2028		6,085,973	6,087,733
TOTAL ASSET-BACKED SECURITIES (Cost $423,941,597)			425,099,909

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.8%	Par		Value
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070 (a)(d)		1,483,719	1,477,285
Series 2025-12, Class A1, 5.04%, 12/25/2070 (a)(d)		1,968,593	1,962,167
Series 2025-13, Class A1, 4.93%, 10/25/2070 (a)(c)		2,686,224	2,671,578
Series 2026-1, Class A1, 4.75%, 02/25/2071 (a)(d)		4,138,397	4,100,474
Barclays Mortgage Loan Trust
Series 2026-NQM1, Class A1, 4.84%, 12/25/2065 (a)(c)		5,421,146	5,362,813
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065 (a)(d)		2,270,407	2,239,985
BBCMS Mortgage Trust, Series 2025-5C37, Class A3, 5.02%, 09/15/2058		4,430,000	4,482,092
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051		1,115,631	1,111,750
Series 2021-B23, Class A2, 1.62%, 02/15/2054		4,366,434	4,025,693
Series 2021-B24, Class A2, 1.95%, 03/15/2054		1,254,032	1,168,153
Series 2022-B33, Class A2, 3.32%, 03/15/2055		8,420,000	8,272,027
Series 2025-V17, Class A3, 5.07%, 09/15/2058		4,435,000	4,491,116
Series 2025-V18, Class A3, 5.18%, 10/15/2058		3,720,000	3,788,036
BMO Mortgage Trust, Series 2025-5C12, Class A3, 5.18%, 10/15/2058		2,425,000	2,462,023
BRAVO Residential Funding Trust, Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (a)(d)		1,989,634	1,966,913
Chase Home Lending Mortgage Trust, Series 2026-1, Class A11, 4.76% (30 day avg SOFR US + 1.10%), 11/25/2056 (a)		8,959,015	8,868,014
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(d)		8,317,559	6,919,494
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(d)		3,981,076	3,311,814
COLT Mortgage Loan Trust, Series 2025-12, Class A1, 4.98%, 01/26/2071 (a)(d)		4,683,742	4,659,163
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, 4.80%, 12/25/2070 (a)(d)		5,035,565	4,994,796
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(d)		8,819,855	7,337,361
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(d)		1,969,544	1,929,690
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(d)		7,504,997	6,243,137
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(d)		1,965,821	1,634,165
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(d)		10,913,811	9,124,917
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052 (a)(d)		1,805,769	1,494,261
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (a)(d)		2,409,644	2,083,983
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(d)		1,399,985	1,164,667
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(d)		8,073,448	6,700,905
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(d)		2,368,983	1,972,152
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(d)		5,696,141	5,460,496
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(d)		2,357,866	1,963,016
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(d)		2,621,975	2,281,648
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047 (a)(d)		2,030,699	1,846,140
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(d)		2,949,196	2,747,885
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(d)		4,643,473	3,860,086
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(d)		10,706,605	8,535,477
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(d)		775,434	643,604
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(d)		3,650,934	2,910,766
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(d)		3,075,683	2,966,806
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(d)		2,799,981	2,225,330
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(d)		8,389,148	7,270,052
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(d)		4,321,571	3,586,856
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(d)		6,207,109	5,159,901
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(d)		3,046,091	2,543,605
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(d)		1,851,280	1,540,105
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(d)		9,608,425	7,999,389
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(d)		2,869,907	2,385,722
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(d)		6,596,939	5,729,455
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(d)		1,822,062	1,576,725
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(d)		913,844	790,751
Series 2022-7, Class 1A2, 3.00%, 12/25/2052 (a)(d)		2,661,350	2,313,983
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(d)		6,656,524	5,789,359
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(d)		4,549,199	3,925,285
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056 (a)(c)		8,684,690	8,599,715
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(c)		6,847,207	6,837,032
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(c)		5,553,579	5,536,097
Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (a)(d)		1,396,487	1,385,590
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066 (a)(d)		3,527,146	3,489,571
Mello Mortgage Capital Acceptance
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(d)		4,419,980	3,668,755
Series 2022-INV1, Class A2, 3.00%, 03/25/2052 (a)(d)		3,141,705	2,727,635
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-4, Class A3, 2.50%, 07/25/2051 (a)(d)		2,595,001	2,157,206
Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(d)		611,508	566,950
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(d)		2,223,671	1,845,632
Series 2022-INV4, Class A1, 3.50%, 06/25/2052 (a)(d)		1,634,510	1,471,250
Series 2022-J1, Class A2, 2.50%, 02/25/2052 (a)(d)		3,275,378	2,724,833
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(d)		5,645,971	4,903,537
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(d)		2,625,378	2,491,957
Series 2026-INV1, Class AF, 5.01% (30 day avg SOFR US + 1.35%), 02/25/2056 (a)		5,407,602	5,406,799
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (a)(d)		5,071,271	5,021,471
PMT Loan Trust, Series 2026-J2, Class A24, 5.01% (30 day avg SOFR US + 1.35%), 03/25/2057 (a)		6,363,780	6,342,628
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(d)		3,743,359	3,362,185
PRPM Trust, Series 2025-NQM6, Class A1, 4.99%, 12/25/2070 (a)(d)		2,149,550	2,135,326
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (a)(d)		2,125,000	2,154,260
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(d)		5,259,597	4,375,532
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(d)		4,653,071	3,870,722
Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(d)		4,012,072	3,719,728
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)		8,160,000	7,257,157
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(d)		2,028,083	1,986,959
Verus Securitization Trust
Series 2025-12, Class A1, 4.96%, 12/25/2070 (a)(d)		5,032,690	5,010,946
Series 2026-2, Class A1, 4.59%, 02/25/2071 (a)(d)		10,458,904	10,356,005
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, 10/15/2058		1,630,000	1,655,835
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(d)		924,280	768,921
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $317,041,569)			315,903,300

AGENCY MORTGAGE-BACKED SECURITIES - 14.6%	Par		Value
Fannie Mae Pool
5.00%, 04/15/2056 (e)		60,585,000	59,744,483
5.50%, 05/15/2056 (e)		233,320,000	234,075,658
Series BM7908, 2.00%, 02/01/2052		11,804,847	9,279,600
Series BO6601, 2.00%, 03/01/2051		6,461,786	5,079,577
Series BO6629, 2.00%, 04/01/2051		711,250	559,117

Federal Home Loan Mortgage Corp., Pool SE9118, 2.00%, 02/01/2052		4,611,997	3,625,352
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $313,330,955)			312,363,787

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 3.9%	Par		Value
Brazil Letras do Tesouro Nacional
14.18%, 04/01/2026 (f)	BRL	136,500	26,337,776
13.74%, 07/01/2026 (f)	BRL	94,000	17,573,934

Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	216,843,000	37,617,218
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $75,617,485)			81,528,928

MEDIUM-TERM NOTES - 1.6%	Par		Value
BNP Paribas Issuance BV
04/20/2026 (a)(h)		1,897,000	1,684,536
05/13/2026 (a)(i)		1,194,000	1,265,640
05/26/2026 (a)(j)		1,115,000	1,095,710
BofA Finance LLC, 04/29/2026 (k)		1,144,000	1,169,740
Citigroup Global Markets Holdings, Inc.
04/01/2026 (l)		1,070,000	1,344,605
04/09/2026 (m)	GBP	801,000	1,304,827
04/13/2026 (o)		1,119,000	1,318,965
04/13/2026 (n)		1,024,000	775,250
04/20/2026 (o)		2,059,000	2,313,492
04/29/2026 (p)	GBP	804,000	1,217,844
05/13/2026 (q)	GBP	900,000	1,392,265
05/15/2026 (r)		555,000	557,991
06/11/2026 (r)		487,000	458,072
06/25/2026 (a)(s)		334,000	778,207
06/30/2026 (t)		4,014,000	3,726,196
06/30/2026 (u)	EUR	1,238,000	1,682,682
07/02/2026 (r)		1,103,000	1,103,000
Morgan Stanley Finance LLC
04/01/2026 (a)(v)	GBP	834,000	1,355,681
04/20/2026 (a)(w)		333,000	414,169
05/20/2026 (a)(w)		992,000	1,164,360
05/20/2026 (a)(x)		1,061,000	738,721
07/02/2026 (a)(y)	EUR	1,033,000	1,193,999
Nomura International Funding Pte Ltd.
04/08/2026 (a)(z)		1,109,000	1,360,244
06/03/2026 (a)(1)		1,055,000	1,245,934
06/03/2026 (a)(2)		970,000	794,973
06/08/2026 (a)(1)		1,143,000	1,316,279
06/08/2026 (a)(2)		1,020,000	899,783
06/22/2026 (a)(3)		1,137,000	1,107,734
TOTAL MEDIUM-TERM NOTES (Cost $33,102,926)			34,780,899

SHORT-TERM INVESTMENTS - 3.4%	Par		Value
U.S. Treasury Bills - 3.4%
3.62%, 06/23/2026 (g)		72,730,000	72,130,451
TOTAL SHORT-TERM INVESTMENTS (Cost $72,129,724)			72,130,451

TOTAL INVESTMENTS - 112.3% (Cost $2,407,446,482)			2,394,756,398
Liabilities in Excess of Other Assets - (12.3)%			(261,643,801)
TOTAL NET ASSETS - 100.0%			$2,133,112,597

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)	To-be-announced security.
(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of March 31, 2026.
(g)	The rate shown is the annualized yield as of March 31, 2026.
(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Fixing Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic USD CMS 5Y5Y Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDBRL Fixing Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 5Y5Y SOFR Swap Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 10Y10Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS7 Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the U.S. Dollar/Japanese Yen Exchange Rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the U.S. Dollar/Swiss Franc Exchange Rate from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS30 Rate from its initial underlying value to its final underlying value.

(q)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS2 Rate from its initial underlying value to its final underlying value.

(r)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS rate from its initial underlying value to its final underlying value.

(s)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500® Index from its initial underlying value to its final underlying value.

(t)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS5 Rate from its initial underlying value to its final underlying value.

(u)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS5 Rate from its initial underlying value to its final underlying value.

(v)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the GBP-SONIA ICE Swap Rate from its initial underlying value to its final underlying value.

(w)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10-year USD SOFR ICE Swap Rate and the 2-year USD SOFR ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(x)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 30-year USD SOFR ICE Swap Rate and the 5-year USD SOFR ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(y)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(z)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(1)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Spot Rate from its initial underlying value to its final underlying value.

(2)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Spot Rate from its initial underlying value to its final underlying value.

(3)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y USD Swap Reference Rate and the 5Y USD Swap Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

Carillon Reams Core Plus Bond Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	04/29/2026	USD	1,107,645	GBP	804,000	$43,511
Goldman Sachs	04/01/2026	BRL	87,362,734	USD	16,687,245	175,613
J.P. Morgan Securities, Inc.	04/01/2026	BRL	177,221,596	USD	33,784,365	423,157
J.P. Morgan Securities, Inc.	06/02/2026	USD	23,744,071	BRL	124,466,422	47,037
J.P. Morgan Securities, Inc.	05/26/2026	USD	42,313,498	CHF	32,472,860	1,447,073
J.P. Morgan Securities, Inc.	04/01/2026	USD	1,123,577	GBP	834,000	19,704
J.P. Morgan Securities, Inc.	04/09/2026	USD	1,082,366	GBP	801,000	22,185
J.P. Morgan Securities, Inc.	05/13/2026	USD	1,228,068	GBP	900,000	36,923
Barclays Capital, Inc.	05/29/2026	CAD	25,656,852	USD	18,831,878	(340,149)
Goldman Sachs	04/01/2026	USD	15,917,306	BRL	87,362,734	(945,552)
Goldman Sachs	05/05/2026	USD	3,894,777	BRL	20,610,379	(56,177)
Goldman Sachs	05/26/2026	USD	11,419,000	BRL	60,526,786	(124,262)
Goldman Sachs	07/01/2026	USD	15,631,124	BRL	88,180,285	(1,040,522)
J.P. Morgan Securities, Inc.	04/01/2026	USD	33,378,828	BRL	177,221,596	(828,694)
J.P. Morgan Securities, Inc.	06/30/2026	USD	1,429,982	EUR	1,238,000	(6,900)
J.P. Morgan Securities, Inc.	07/02/2026	USD	1,198,964	EUR	1,033,000	(73)
Net Unrealized Appreciation (Depreciation)						$(1,127,126)

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Carillon Reams Core Plus Bond Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$100,250,000	$1,761,648	$1,683,265	$78,383
CDX North American High Yield Index Series 46	5.00%	Quarterly	B2/B	06/20/2031	144,645,000	7,022,817	6,113,345	909,472
	0.000%					$8,784,465	$7,796,610	$987,855

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $1,650,090 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Reams Core Plus Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$690,953,857	$–	$690,953,857
Corporate Bonds	–	461,995,267	–	461,995,267
Asset-Backed Securities	–	425,099,909	–	425,099,909
Commercial Mortgage-Backed Securities	–	315,903,300	–	315,903,300
Agency Mortgage-Backed Securities	–	312,363,787	–	312,363,787
Foreign Government Debt Obligations	–	81,528,928	–	81,528,928
Medium-Term Notes	–	34,780,899	–	34,780,899
U.S. Treasury Bills	–	72,130,451	–	72,130,451
Total Investments	$–	$2,394,756,398	$–	$2,394,756,398

Other Financial Instruments:
Credit Default Swaps	$–	$8,784,465	$–	$8,784,465
Forward Currency Contracts *	–	2,215,203	–	2,215,203
Total Other Financial Instruments	$–	$10,999,668	$–	$10,999,668

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$–	$(3,342,329)	$–	$(3,342,329)
Total Other Financial Instruments	$–	$(3,342,329)	$–	$(3,342,329)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.